N-4	Aug. 30, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	Ameritas Life Insurance Corp. Separate Account LLVA
Entity Central Index Key	0001016274
Entity Investment Company Type	N-4
Document Period End Date	Aug. 30, 2024
Amendment Flag	false
Current Expenses [Percent]	0.82%	[1]
Fidelity V I P High Income Portfolio Initial Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a high level of current income, while also considering growth of capital.
Portfolio Company Name [Text Block]	Fidelity® VIP High Income Portfolio, Initial Class [3]	[2]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC /
Portfolio Company Subadviser [Text Block]	Other investment advisers serve as sub-advisers for the fund.
Average Annual Total Returns, 1 Year [Percent]	10.48%
Average Annual Total Returns, 5 Years [Percent]	3.87%
Average Annual Total Returns, 10 Years [Percent]	3.40%

[1]	Current Expenses include interest expense of certain underlying Fidelity® funds. Excluding interest expense of the applicable underlying Fidelity funds, total annual operating expenses are 0.68%.
[2]	FIDELITY, Contrafund and Equity-Income are registered service marks of FMR LLC. Used with permission.